First Trust RiverFront Dynamic Developed International ETF Shareholder Fees	Oct. 31, 2025
First Trust RiverFront Dynamic Developed International ETF | First Trust RiverFront Dynamic Developed International ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%